LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $)	2020	2019	2020	2019
Mark-to-market losses for interest rate swaps	(1,153)	(26,492)	(46,686)	(42,976)
Net interest (expense)/income on un-designated interest rate swaps	(3,319)	1,990	(4,621)	4,507
Losses on derivative instruments	(4,472)	(24,502)	(51,307)	(38,469)

Amortization of debt guarantee (see note 14)	454	530	921	1,069
Foreign exchange gains/(losses) on finance lease obligation and related restricted cash	11	207	520	(600)
Foreign exchange (losses)/gains on operations	(106)	142	(227)	(8)
Financing arrangement fees and other costs	(122)	(133)	(187)	(245)
Other financial items, net	237	746	1,027	216